CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation [Abstract]
Net Loss	$ (1,690)	$ (3,356)	$ (2,021)	$ (5,866)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment	1,073	1,359	2,419	2,776
Share-based compensation	1,449	2,187	2,430	3,547
Capital loss	0	0	255	0
Loss from extinguishment	1,410	0	1,410	0
Other income	(100)	0	(100)	0
Changes in operating assets and liabilities:
Decrease (Increase) in accrued severance pay net	93	(107)	89	(165)
Decrease in other assets other receivables and prepaid expenses	196	955	1,619	1,672
Decrease in accrued interest and amortization of premium on available for sale marketable securities	(521)	(405)	(862)	(777)
Decrease in operating leases liability	(60)	(159)	(203)	(618)
Decrease in operating lease right-of-use asset	275	622	579	1,174
Increase in trade receivables	(901)	(2,789)	(3,653)	(2,980)
Decrease (Increase) in inventories	(312)	2,101	106	2,268
Increase (Decrease) in trade payables	(97)	278	(22)	16
Increase (Decrease) in employees and payroll accruals	2,785	(649)	573	(4,135)
Increase in deferred revenues	273	595	2,536	1,965
Increase (Decrease) in other payables and accrued expenses	511	542	914	(12)
Net cash provided by (used in) operating activities	4,384	1,174	6,069	(1,135)
Cash flows from investing activities:
Decrease (Increase) in restricted deposit	50	(1)	353	703
Investment in short-term bank deposits	(7,050)	(3,800)	(15,750)	(3,800)
Withdrawal of short-term bank deposits	12,700	0	19,950	10,000
Purchase of property and equipment	(408)	(957)	(689)	(1,386)
Investment in marketable securities	(26,458)	(10,477)	(55,434)	(34,752)
Proceeds from redemption or sale of marketable securities	27,283	7,225	49,683	32,060
Proceeds from sale of patent	100	0	100	0
Net cash provided by (used in) investing activities	6,217	(8,010)	(1,787)	2,825
Cash Provided by (Used in) Financing Activity, Including Discontinued Operation [Abstract]
Issuance of share capital	37,691	0	37,691	0
Proceeds from exercise of stock options	0	1	238	1
Redemption of convertible debt	(31,410)	0	(31,410)	0
Net cash provided by financing activities	6,281	1	6,519	1
Increase (Decrease) in cash and cash equivalents	16,882	(6,835)	10,801	1,691
Cash, cash equivalents at the beginning of the period	10,061	22,718	16,142	14,192
Cash, cash equivalents at the end of the period	26,943	15,883	26,943	15,883
Non-cash activities:
ROU asset and lease liability decrease, due to lease termination	0	0	(71)	0
Redemption of convertible debt	$ (10,000)	$ 0	$ (10,000)	$ 0